Revenue information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue information
Summary of disaggregation of revenue

Major products/services lines:

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Sales of goods revenues	858,080	1,264,263
Automotive computing platform	608,078	1,053,901
SoC Core Modules	188,338	200,255
Automotive merchandise and other products	61,664	10,107
Software license revenues	78,995	215,641
Service revenues	376,917	237,533
Automotive computing Platform – Design and development service	241,090	119,291
Connectivity service	107,949	99,508
Other services	27,878	18,734
Total revenues	1,313,992	1,717,437

Timing of revenue recognition:

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Point in time	1,206,043	1,617,929
Over time	107,949	99,508
Total revenues	1,313,992	1,717,437

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Sales of goods revenues	1,678,234	1,983,817	2,433,964
Automotive computing platform	1,265,227	1,423,548	1,690,569
SoC Core Modules	203,402	333,421	660,554
Automotive merchandise and other products	209,605	226,848	82,841
Software license revenues	71,297	261,265	404,469
Service revenues	491,532	533,981	723,561
Automotive computing Platform – Design and development service	297,801	306,358	468,770
Connectivity service	172,841	188,349	212,738
Other services	20,890	39,274	42,053
Total revenues	2,241,063	2,779,063	3,561,994

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Point in time	2,068,222	2,590,714	3,349,256
Over time	172,841	188,349	212,738
Total revenues	2,241,063	2,779,063	3,561,994